Note 5 - Notes Payable	12 Months Ended
Jul. 31, 2013
Debt Disclosure [Abstract]
Note 5 - Notes Payable

Note 5 – Notes payable:

A summary of notes payable as of July 31, 2013 and July 31, 2012 are as follows:

	July 31, 2013	July 31, 2012
Various third parties	$911,186	$911,186

The note is due on demand, bears interest at 5% per annum and is unsecured.

During the fiscal year ended July 31, 2013 the Company accrued interest expense $45,599 (July 31, 2012 - $39,558). As at July 31, 2013, $122,563 (July 31, 2012 - $77,004) is reflected on the Company’s balance sheets as accounts payable and accrued expense in respect of accrued and unpaid interest.